Discontinued Operations	12 Months Ended
Jun. 30, 2022
Discontinued Operations [Abstract]
Discontinued Operations

Note 4 – Discontinued Operations

Disposal of BVI-ACM

The Company’s concrete business was negatively affected by the economic cycle and government policies. The concrete industry was influenced by the decline in the macro economy in recent years. The entire concrete industry in the Beijing area experienced a slowdown in industry production and economic growth in the last few years as the Beijing government continues to enforce concrete production reformation and tightened environmental laws from late 2017 to date. The reformation causes great uncertainties for local enterprises in the construction market. Since 2017, the pressure on small concrete companies has further increased and many have been shut down. Also, the Beijing government ordered the suspension of construction job sites during winters to reduce air pollution since 2017. The operations of Xin Ao were also severely affected. As a result of Xin Ao’s deteriorating cash position, it defaulted on bank loans and experienced a substantial increase in contingent liabilities. The Company believed it would be very difficult, if not impossible, to turn around the concrete business. Accordingly, the Company’s management decided to dispose of this business by actively seeking a purchaser after the acquisition of Sunway Kids.

On March 31, 2020, the Company, BVI-ACM, a wholly owned subsidiary of the Company, and Mr. Xianfu Han and Mr. Weili He (the “Purchasers”), two former officers (CEO and CFO) and collectively held less than 5% ordinary shares of the Company currently, entered into a share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchasers agreed to purchase BVI-ACM in exchange for cash consideration of $600,000. Upon the closing of the transaction (the “Disposition”) the Purchasers assumed all assets and liabilities of all the subsidiaries and VIE entities owned or controlled by BVI-ACM. The closing of the Disposition was completed on May 6, 2020. After disposal of BVI-ACM, the Company had no continuing involvement or commitments with BVI-ACM.

The fair value of the discontinued operations of BVI-ACM, determined as of May 6, 2020, included the estimated consideration received, less costs to sell.

Revenue recognition by BVI-CAM

Sales of concrete products

Prior to disposition of BVI-ACM, the Company derived its revenues from sales contracts with its customers with revenues being recognized upon delivery of products. Persuasive evidence of an arrangement was demonstrated via sales contract and invoice; and the sales price to the customer was fixed upon acceptance of the sales contract and there was no separate sales rebate, discount, or other incentive. Such revenues were recognized at a point in time after all performance obligations were satisfied and based on when control of goods was transferred to a customer.

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the year ended June 30, 2020 are as follows:

For the Year Ended June 30,
2020
Revenue	$28,747,362

Cost of revenue	26,553,802

Gross profit	2,193,560

OPERATING EXPENSES:
Provision for doubtful accounts	(8,385,084)
Selling, general and administrative expenses	(3,484,700)
Research and development expenses	(139,780)
Total operating expenses	(12,009,564)

Loss from operations	(9,816,004)

OTHER INCOME (EXPENSES)
Other expenses, net	1,872
Interest income	235
Interest expense	(1,783,833)
Finance expense	(825)
Estimated claims charges	(591,884)
Total other expense, net	(2,374,435)

Loss before income taxes	(12,190,439)

Income tax expense	-

Net loss from discontinued operations	$(12,190,439)

As of May 6, 2020, the net assets of discontinued operations and reconciliation of gain on sale of discontinued operations of BVI-ACM are as follows:

May 6, 2020
CURRENT ASSETS:
Cash and cash equivalents	$222,591
Accounts and notes receivable, net	28,598,318
Inventories	77,049
Other receivables, net	1,815,307
Other receivables – related party	160,505
Prepayments and advances, net	15,077,736
Prepayment – related party	247,598
Total current assets	46,199,104

OTHER ASSETS:
Property, plant and equipment, net	795,974
Operating lease right-of-use assets	1,031,940
Total other assets	1,827,914

Total assets	$48,027,018

CURRENT LIABILITIES:
Short-term loan - bank	$23,996,261
Accounts payable	16,158,660
Customer deposits	888,592
Other payables	23,197,053
Other payables – related parties	6,541
Accrued liabilities	5,143,410
Operating lease liabilities- current	291,228
Taxes payable	154,680
Accrued contingent liabilities	6,997,071
Total current liabilities	76,833,496

OTHER LIABILITIES:
Operating lease liabilities - noncurrent	595,086
Total other liabilities	595,086
Total liabilities	$77,428,582

Total net deficit	$29,401,564
Additional paid-in-capital carryover	(13,128,249)
Retained earnings carryover	(7,486,219)
Total consideration received	600,000
Exchange rate effect	(2,764,813)
Total gain on sale of discontinued operations	$6,622,283

Disposal of Sunway Kids

On June 25, 2020, the Company, Sunway Kids and Mr. Yanliang Han (the “SK Purchaser”), an unrelated third party, entered into a share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the SK Purchaser agreed to purchase Sunway Kids in exchange for cash consideration of $2.4 million. Upon closing of the transaction, the SK Purchaser became the sole shareholder of Sunway Kids and as a result, assumed all assets and liabilities of all the subsidiaries and variable interest entities (the “VIE”) owned or controlled by Sunway Kids. The SK Purchaser settled $1.0 million of its payment obligation in November 2020 through a tri-party settlement agreement executed on September 29, 2020 among the Company, SK Purchaser and the Asset Seller. Although the SK Purchaser is current with its installment payment, the Company will recognize the remaining installment payment on a cash basis as collectability of the remaining $1.4 million cannot be reasonably assured. During the year ended June 30, 2021, the Company received the remaining $1.4 million. The disposition of Sunway Kids resulted in the recognition of a gain (loss) of approximately $1.4 million and $(0.8) million that is recorded in the accompanying consolidated statements of operations and comprehensive income (loss) in the caption of “gain (loss) from discontinued operations” during the years ended June 30, 2021 and 2020, respectively.

The reconciliation of loss on sale of discontinued operations of Sunway Kids are as follows:

June 25, 2020 (unaudited)
Total consideration paid	$3,583,952
Forgiven of fair value of earn out payment	(1,694,153)
Expenses incurred from February 14 to June 25, 2020	(54,729)
Total consideration received	(1,000,000)
Total loss on sale of discontinued operations	$835,070

Revenue recognition by Sunway Kids

While owned by the Company, Sunway Kids was in the business of delivering artificial intelligence lessons for kids and it earned tuition fees in connection with lessons completed. Each lesson would be accounted for as a single performance obligation and tuition revenue would be recognized proportionately as the lessons are delivered. Tuition fees were generally collected in advance and would be initially recorded as deferred revenue. Refund for any remaining lessons (which amount is limited to the amount related to the undelivered classes) is offered to students who decide to withdraw from a lesson.

Due to the COVID-19 pandemic, Sunway Kids had no business operations and did not earn any revenue from February 14, 2020 to June 25, 2020 as management was unable to conduct its normal operations.